CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,254,213	$ 308,826	¥ 2,624,719
Restricted cash	1,638,479	224,471	1,433,502
Restricted term deposit	58,497	8,014	105,182
Short-term investments	80,000	10,960	200,000
Short-term financing receivables, net of allowance for credit losses of RMB58,594 and RMB102,124 as of December 31, 2023 and December 31, 2024, respectively	4,668,715	639,611	3,944,000
Short-term contract assets and receivables, net of allowance for credit losses of RMB436,136 and RMB409,590 as of December 31, 2023 and December 31, 2024, respectively	5,448,057	746,381	6,112,981
Deposits to insurance companies and guarantee companies	2,355,343	322,681	2,613,271
Prepayments and other current assets	1,321,340	181,024	1,428,769
Amounts due from related parties	61,722	8,456	6,989
Inventories, net	22,345	3,061	33,605
Total current assets	17,908,711	2,453,485	18,503,018
Non-current assets
Restricted cash	100,860	13,818	144,948
Long-term financing receivables, net of allowance for credit losses of RMB3,087 and RMB1,820 as of December 31, 2023 and December 31, 2024, respectively	112,427	15,402	200,514
Long-term contract assets and receivables, net of allowance for credit losses of RMB61,838 and RMB30,919 as of December 31, 2023 and December 31, 2024, respectively	317,402	43,484	599,818
Property, equipment and software, net	613,110	83,996	446,640
Land use rights, net	862,867	118,212	897,267
Long‑term investments	284,197	38,935	255,003
Deferred tax assets	1,540,842	211,094	1,232,092
Other assets, net of allowance of credit losses of RMB224,834 and RMB 231,446 as of December 31, 2023 and December 31, 2024, respectively	500,363	68,549	861,491
Total non-current assets	4,332,068	593,490	4,637,773
TOTAL ASSETS	22,240,779	3,046,975	23,140,791
Current liabilities
Accounts payable (including amounts of the consolidated VIEs of RMB29,032 and RMB72,698 as of December 31, 2023 and December 31, 2024, respectively)	74,443	10,199	49,801
Amounts due to related parties	10,927	1,497	2,958
Short term borrowings(including amounts of the consolidated VIEs of RMB317,888 and RMB331,281 as of December 31, 2023 and December 31, 2024, respectively)	690,772	94,635	502,013
Short term funding debts (including amounts of the consolidated VIEs of RMB3,483,196 and RMB2,754,454 as of December 31, 2023 and December 31, 2024, respectively)	2,754,454	377,359	3,483,196
Deferred guarantee income (including amounts of the consolidated VIEs of RMB1,215,490 and RMB786,793 as of December 31, 2023 and December 31, 2024, respectively)	975,102	133,588	1,538,385
Contingent guarantee liabilities (including amounts of the consolidated VIEs of RMB1,232,002 and RMB876,614 as of December 31, 2023 and December 31, 2024, respectively)	1,079,000	147,822	1,808,540
Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB3,521,896 and RMB2,885,794 as of December 31, 2023 and December 31, 2024, respectively)	4,019,676	550,691	4,434,254
Convertible notes			505,450
Total current liabilities	9,604,374	1,315,791	12,324,597
Non-current liabilities
Long-term borrowings(including amounts of the consolidated VIEs of RMB524,270 and RMB585,024 as of December 31, 2023 and December 31, 2024, respectively)	585,000	80,148	524,270
Long term funding debts (including amounts of the consolidated VIEs of RMB455,800 and RMB1,197,211 as of December 31, 2023 and December 31, 2024, respectively)	1,197,211	164,017	455,800
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB53,646 and RMB63,164 as of December 31, 2023 and December 31, 2024, respectively)	91,380	12,519	75,340
Other long-term liabilities(including amounts of the consolidated VIEs of RMB33,495 and RMB15,646 as of December 31, 2023 and December 31, 2024, respectively)	22,784	3,121	50,702
Total non-current liabilities	1,896,399	259,805	1,106,112
TOTAL LIABILITIES	11,500,773	1,575,596	13,430,709
SHAREHOLDERS’ EQUITY:
Treasury stock (44,369,636 and 44,369,636 shares as of December 31, 2023 and 2024, respectively)	(328,764)	(45,040)	(328,764)
Additional paid-in capital	3,314,866	454,134	3,204,961
Statutory reserves	1,178,309	161,428	1,106,579
Accumulated other comprehensive loss	(29,559)	(4,050)	(13,545)
Retained earnings	6,604,908	904,869	5,740,611
Total shareholders equity	10,740,006	1,471,379	9,710,082
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,240,779	3,046,975	23,140,791
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	205	31	199
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	¥ 41	$ 7	¥ 41